SCHEDULE OF INTANGIBLE ASSETS ASSETS (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Asset, Acquired, Finite-Lived [Line Items]
Accumulated Amortization	$ (1,604,516)	$ (1,125,025)	$ (725,228)
Accumulated Impairment Loss	(932,669)	(932,669)
Total Intangible Assets	4,979,030	5,458,522	4,279,987
Customer Relationships [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
Intangible assets gross	211,000	211,000	211,000
Equipment Design Documentation [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
Intangible assets gross	2,675,000	2,675,000	2,675,000
Operational Software & Website [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
Intangible assets gross	381,539	381,539	339,539
Trademarks [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
Intangible assets gross	787,800	787,800	216,800
License & Patents [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
Intangible assets gross	$ 3,460,876	$ 3,460,877	$ 1,562,876